i Shares Yield Optimized Bond ETF [Member] Investment Objectives and Goals - iShares Yield Optimized Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® YIELD OPTIMIZED BOND ETF Ticker: BYLDStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income.